FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Interest Rate Risk (Details) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	$ (9,822,626)	$ (9,957,817)	$ (2,639,428)
Equity	$ 4,639,074	$ 6,067,514	$ 3,268,563	$ 1,383,185
Floating Interest Rate [Member]
Interest-bearing financial instruments [Abstract]
Weighted average interest rate on cash at bank on hand and short-term deposits	2.02%	1.89%
Interest Rate Risk [Member]
Interest-bearing financial instruments [Abstract]
Financial assets	$ 4,432,150	$ 7,238,489
Interest Rate Risk [Member] | Cash at Bank and on Hand [Member]
Interest-bearing financial instruments [Abstract]
Financial assets	2,224,380	2,714,776
Interest Rate Risk [Member] | Short Term Deposits [Member]
Interest-bearing financial instruments [Abstract]
Financial assets	2,207,770	4,523,713
1% [Member] | Cash and Cash Equivalents [Member]
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	44,322	64,857
Equity	44,322	64,857
-1% [Member] | Cash and Cash Equivalents [Member]
Amount of Increase (Decrease) on Equity and Profit or Loss [Abstract]
Profit or loss	(44,322)	(64,857)
Equity	$ (44,322)	$ (64,857)